N-2	Nov. 15, 2023 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	1.00	% (1)
Offering expenses (as a percentage of offering price)	0.25	% (2)
Dividend reinvestment plan expenses (3)	—%

Total stockholder transaction expenses (as a percentage of offering price):	1.25%

(1)	Represents the maximum agent commission with respect to the shares of our common stock sold by us in this offering.
(2)
The percentage reflects estimated offering expenses of approximately $0.5 million for the estimated duration of this offering and assumes we sell all $200.0 million of common stock available under the equity distribution agreement pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(3)
The expenses of the DRIP are included in “Other expenses” in the table above. The administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan” in the accompanying prospectus.

Sales Load [Percent]	1.00%	[1]
Dividend Reinvestment and Cash Purchase Fees		[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.25%	[3]
Other Transaction Expenses [Percent]	1.25%
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock): (4)
Base management fees (5)	2.28%
Incentive fees (6)	2.93%
Interest payments on borrowed funds (7)	6.54%
Other expenses (8)	1.38%

Total annual expenses	13.13%

(4)	“Net assets attributable to common stock” equals average net assets as of September 30, 2023. Annual expenses are calculated after giving effect to any expense reimbursement or waiver.
(5)
Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form
10-K
and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the nine months ended September 30, 2023.

(6)
The incentive fee (the “Incentive Fee”) payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—

Investment Management Agreement” in our most recent annual report on Form
10-K
and subsequent filings with the SEC. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the nine months ended September 30, 2023, annualized for a full year.
(7)
Interest payments on borrowed funds represents our interest expenses paid in connection with our outstanding loans as estimated by annualizing our actual interest and credit facility expenses incurred for the nine months ended September 30, 2023. Our outstanding indebtedness consists of the $360.00 million aggregate principal amount of our 2025 Notes, the $500.00 million of our 2026 Notes, and the Revolving Credit Facility. For the nine months ended September 30, 2023, the Revolving Credit Facility bore a weighted average interest rate of 6.87%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.

(8)
“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the nine months ended September 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form
10-K.

Management Fees [Percent]	2.28%	[4],[5]
Interest Expenses on Borrowings [Percent]	6.54%	[5],[6]
Incentive Fees [Percent]	2.93%	[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[5],[8]
Total Annual Expenses [Percent]	13.13%	[5]
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above, except for the Incentive Fee based on income. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the Incentive Fee based on capital gains)	111	292	455	793
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the Incentive Fee based on capital gains)	121	320	498	869
The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. The Incentive Fee under our Investment Management Agreement, which, assuming a 5% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the example. The example assumes reinvestment of all distributions at NAV. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, under certain circumstances, reinvestment of dividends and other distributions under our DRIP may occur at a price per share that differs from NAV. See “Dividend Reinvestment Plan” in the accompanying prospectus, and “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form
10-K
and subsequent filings with the SEC.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or lesser than those shown.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the fees and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown
in the table under “annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, we will pay such fees and expenses out of our net assets, and, consequently, the holders of our
common stock will indirectly bear such fees or expenses.

Other Transaction Fees, Note [Text Block]	The expenses of the DRIP are included in “Other expenses” in the table above. The administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan” in the accompanying prospectus.
Other Expenses, Note [Text Block]	“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the nine months ended September 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form
10-K.

Management Fee not based on Net Assets, Note [Text Block]	Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form
10-K
	and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the nine months ended September 30, 2023.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, unitranche, including last out portions of such loans, and second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form
10-K,
our most recent quarterly report on Form
10-Q
and any subsequent filings made with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein before you decide whether to invest in our common stock. The risks in these documents are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Forward Looking Statements” in this prospectus supplement.

Risk [Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. Before deciding whether to invest in our common stock, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent annual report on Form
10-K,
our most recent quarterly report on Form
10-Q
and any subsequent filings made with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein before you decide whether to invest in our common stock. The risks in these documents are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Forward Looking Statements” in this prospectus supplement.

Effects of Leverage [Text Block]
Use of Leverage
Our senior secured revolving credit agreement (as amended, the “Revolving Credit Facility”) with Truist Bank, as administrative agent, and Bank of America, N.A., as syndication agent, our 3.75% Notes due 2025 (the “2025 Notes”), and our 2.875% Notes due 2026 (the “2026 Notes”) allow us to borrow money and lever our investment portfolio, subject to the limitations of the Investment Company Act, with the objective of increasing our yield. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. We are permitted to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, is at least 150% after such borrowing (if certain requirements are met). As of September 30, 2023 and December 31, 2022, our asset coverage ratio based on the aggregate amount outstanding of our senior securities was 185% and 174%, respectively. We may also refinance or repay any of our indebtedness at any time based on our financial condition and market conditions.
Certain trading practices and investments, such as reverse repurchase agreements, may be considered borrowings or involve leverage and thus may be subject to Investment Company Act restrictions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered borrowings for these purposes. Practices and investments that may involve leverage but are not considered borrowings are not subject to the Investment Company Act’s asset coverage requirement. The amount of leverage that we employ will depend on the assessment by our Investment Adviser and our Board of Directors of market conditions and other factors at the time of any proposed borrowing.

Share Price | $ / shares	$ 14.95
NAV Per Share | $ / shares	$ 14.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
CAPITALIZATION
The following table sets forth the actual consolidated capitalization of GS BDC as of September 30, 2023.
You should read this table together with “Use of Proceeds” and the consolidated financial statements and the related notes thereto of GS BDC, included elsewhere in or incorporated by reference in this prospectus supplement and the accompanying prospectus.

As of September 30, 2023
(dollar amounts in thousands except share and per share amounts)
Cash	$76,602

Debt (1)
Revolving Credit Facility	$1,024,481
2025 Notes	360,000
2026 Notes	500,000

Total Debt	$1,884,481

Stockholders’ Equity
Common stock, par value $0.001 per share (200,000,000 shares authorized, 109,563,525 shares issued and outstanding as of September 30, 2023)	110
Paid-in capital in excess of par value	1,810,588
Distributable earnings (loss)	(208,700)
Allocated income tax expense	(1,421)

Total net assets	$1,600,577

Net asset value per share	$14.61

(1)
The above table reflects the principal amount of indebtedness outstanding as of September 30, 2023. As of November 10, 2023, indebtedness under the Revolving Credit Facility was $1,053.2 million. The net proceeds from this offering are expected to be used for general corporate purposes, which may include, among other things, making investments in portfolio companies in accordance with our investment objective and strategies. We may also use a portion of the net proceeds from any sale of our common stock to repay amounts outstanding under our Revolving Credit Facility. See “Use of Proceeds.”

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common stock
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Not Held [Shares] | shares	109,563,525
Sales Load [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Offering Expenses [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
On a 1000 common stock investment assuming a 5% annual return [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 111
Expense Example, Years 1 to 3	292
Expense Example, Years 1 to 5	455
Expense Example, Years 1 to 10	793
On a 1000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	121
Expense Example, Years 1 to 3	320
Expense Example, Years 1 to 5	498
Expense Example, Years 1 to 10	$ 869

[1]	Represents the maximum agent commission with respect to the shares of our common stock sold by us in this offering.
[2]	The expenses of the DRIP are included in “Other expenses” in the table above. The administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan” in the accompanying prospectus.
[3]	The percentage reflects estimated offering expenses of approximately $0.5 million for the estimated duration of this offering and assumes we sell all $200.0 million of common stock available under the equity distribution agreement pursuant to this prospectus supplement and the accompanying prospectus. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[4]	Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter) of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10-K and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the nine months ended September 30, 2023.
[5]	“Net assets attributable to common stock” equals average net assets as of September 30, 2023. Annual expenses are calculated after giving effect to any expense reimbursement or waiver.
[6]	Interest payments on borrowed funds represents our interest expenses paid in connection with our outstanding loans as estimated by annualizing our actual interest and credit facility expenses incurred for the nine months ended September 30, 2023. Our outstanding indebtedness consists of the $360.00 million aggregate principal amount of our 2025 Notes, the $500.00 million of our 2026 Notes, and the Revolving Credit Facility. For the nine months ended September 30, 2023, the Revolving Credit Facility bore a weighted average interest rate of 6.87%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.
[7]	The incentive fee (the “Incentive Fee”) payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10-K and subsequent filings with the SEC. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the nine months ended September 30, 2023, annualized for a full year.
[8]	“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the nine months ended September 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10-K.